Document and Entity Information	Dec. 31, 2020
Details
Registrant CIK	0001431074
Registrant Name	Bergio International, Inc.
SEC Form	S-1
Tax Identification Number (TIN)	27-1338257
Filer Category	Non-accelerated Filer
Small Business	true
Emerging Growth Company	true
Ex Transition Period	false
Entity Incorporation, State or Country Code	WY
Entity Primary SIC Number	3910
Entity Address, Address Line One	12 Daniel Road E
Entity Address, City or Town	Fairfield
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07007
City Area Code	973
Local Phone Number	227-3230
Amendment Flag	false